Directors' Emoluments (Tables)	12 Months Ended
Dec. 31, 2019
Directors' Emoluments [Abstract]
Schedule of directors' emoluments

	Year ended December 31,
	2019	2018	2017
Salaries
Yan Keyan	389,826	739,350	304,050
Lixia Tu	232,144	296,100	233,854
John Sano	18,600	23,050	43,950
Themis Kalapotharakos	148,800	161,350	87,900
Matthew Los	148,800	161,350	87,900
Zhongmin Zhang	18,600	23,020	43,950
Yuet Mei Chan	18,600	23,050	43,950
	975,370	1,427,300	847,554
Social Welfare
Yan Keyan	1,055	1,122	1,006
	1,055	1,122	1,006